Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,511,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,108.77
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 3,108.77
Narrative - Max Aggregate Offering Price	$ 22,511,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true